SEGMENTED INFORMATION - Disclosure of revenue by geographical location (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of operating segments [line items]
Sales	$ 184,396	$ 70,931	$ 28,257
Gross Profit	81,287	39,615	16,366
Canada [Member]
Disclosure of operating segments [line items]
Sales	0	0	0
Gross Profit	0	0	0
USA [Member]
Disclosure of operating segments [line items]
Sales	79,795	70,931	28,257
Gross Profit	27,703	39,615	16,366
UK [Member]
Disclosure of operating segments [line items]
Sales	104,601	0	0
Gross Profit	$ 53,584	$ 0	$ 0